Schedule of accounts receivable, net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 413,389	$ 564,772	$ 870,154
Less: allowance for doubtful accounts	(234,660)	(320,593)	(284,542)
Accounts receivable, net	$ 178,729	$ 244,179	$ 585,612